CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 126,356,264	$ 158,107,859	$ 103,005,129
Adjustments to reconcile net income to net cash provided by operating activities:
Gain from liquidation of two subsidiaries, net of tax	0	(12,110,793)	0
Depreciation and amortization	3,137,122	2,513,268	2,500,832
Stock-based compensation expenses	427,989	2,151,844	1,740,861
Deferred tax expense/(benefit)	(24,396,928)	(3,594,893)	5,892,472
Amortization of deferred financing cost	640,565	0	0
Share of loss in an equity investee	117,188	0	0
Exchange gains	0	0	(56,725)
Changes in unrecognized tax benefit	7,083,038	0	0
Others	70,061	0	0
Changes in operating assets and liabilities:
Accounts receivable	(5,271,522)	17,220,316	(16,690,757)
Real estate property held for sale	5,667,159	(11,191,200)	0
Real estate property development completed	2,337,904	22,118,122	(3,472,411)
Real estate property under development	13,062,014	52,894,501	(17,511,199)
Real estate property held for lease	(37,843,406)	(7,360,525)	394,282
Advances to suppliers	(3,888,968)	2,564,900	9,238,112
Other receivables	18,068,583	(13,732,838)	(6,396,548)
Deposits for land use rights	(247,456,209)	(44,357,138)	0
Other deposits and prepayments	(50,252,524)	(909,736)	(22,520,849)
Other current assets	162,309	112,640	(348,252)
Amounts due from related party	(807,019)	0	0
Amounts due from employees	77,030	(112,097)	32,525
Other assets	(305,640)	721,082	1,356,305
Accounts payable	(54,094,569)	9,315,426	75,620,252
Customer deposits	23,156,867	(16,283,668)	44,438,747
Income tax payable	42,740,736	8,800,739	23,772,502
Other payables and accrued liabilities	(40,364,427)	13,219,557	9,658,015
Payroll and welfare payable	9,604,240	2,616,195	2,191,773
Accrued interest	(1,352,000)	17,333	(17,333)
Net cash provided by/(used in) operating activities	(213,324,143)	182,720,894	212,827,733
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease and property and equipment	831,029	21,252	0
Purchase of property and equipment and intangible assets	(3,481,806)	(375,256)	(1,164,086)
Acquisition of subsidiary, net of cash acquired	(91,342,920)	0	0
Interests in an equity investee	(5,967,905)	0	0
Net cash used in investing activities	(99,961,602)	(354,004)	(1,164,086)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	5,060,918	98,812	22
Issuance of treasury shares (Note 2 (ab))	32,792,232	0	0
Purchase of treasury shares	(5,767,159)	(5,708,281)	(7,958,841)
Dividends to shareholders	(14,724,740)	(8,769,530)	(7,661,057)
Distribution to non-controlling interest shareholders	0	(2,231,328)	0
(Increase)decrease in restricted cash	(98,268,476)	11,847,846	(79,841,815)
Repayments of short-term bank loans and current portion of long-term bank loans	(269,462,794)	(135,216,321)	(174,925,760)
Proceeds from short-term bank loans and current portion of long-term bank loans	80,831,640	124,209,385	106,619,872
Repayment of long-term bank loans	(8,070,189)	(26,012,362)	(24,860,148)
Proceeds from long-term bank loans	146,877,442	35,000,000	69,953,700
Repayment of other short-term debt	(29,200,000)	0	0
Repayment of other long-term debt	(40,000,000)	0	0
Proceeds from other long-term debt	608,703,539	0	0
Capital lease payments	(5,274,409)	0	0
Deferred charges	(9,585,309)	0	0
Net cash (used in)/provided by financing activities	393,912,695	(6,781,779)	(118,674,027)
NET INCREASE IN CASH AND CASH EQUIVALENTS	80,626,950	175,585,111	92,989,620
Effect of exchange rate changes on cash and cash equivalents	10,287,380	1,401,530	12,902,664
Cash and cash equivalents, at beginning of period	496,204,796	319,218,155	213,325,871
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	587,119,126	496,204,796	319,218,155
SUPPLEMENTARY INFORMATION ON CASH FLOWS
Incomes taxes paid	63,850,859	77,493,303	30,774,135
Interest paid	32,710,830	20,066,214	23,429,225
SUPPLEMENTARY INFORMATION ON NON-CASH INVESTING ACTIVITIES
Purchase of property and equipment through capital lease	$ 29,391,862	$ 0	$ 0